Annual Fund Operating Expenses	Aug. 01, 2025
Bitwise Bitcoin Option Income Strategy ETF | Bitwise Bitcoin Option Income Strategy ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.02%	[1]
Net Expenses (as a percentage of Assets)	0.97%
Bitwise BITQ Option Income Strategy ETF | Bitwise BITQ Option Income Strategy ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Acquired Fund Fees and Expenses	0.02%	[2]
Net Expenses (as a percentage of Assets)	0.97%
Bitwise Ethereum Option Income Strategy ETF | Bitwise Ethereum Option Income Strategy ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Acquired Fund Fees and Expenses	0.02%	[3]
Net Expenses (as a percentage of Assets)	0.97%

[1]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[2]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[3]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.